Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2018		Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Prepaid Expense And Other Assets Current [Abstract]
Advance income and non-income taxes	$ 65,493		$ 51,832		$ 50,676
Deferred transition costs			62,029		45,252
Contract asset	15,886
Derivative instruments	33,723		48,192		34,730
Prepaid expenses	19,638		16,944		22,222
Customer acquisition cost			19,327		11,126
Employee advances	3,764		5,014		6,880
Deposits	7,331		4,719		2,688
Advances to suppliers	5,502		2,705		10,059
Others	47,871		25,580		5,516
Prepaid expenses and other current assets, net	$ 199,208	[1],[2]	$ 236,342	$ 227,635	$ 189,149

[1]	As a result of its adoption of ASC 606 the Company has offset (i) contract assets amounting to $8,429 under “Prepaid expenses and other current assets” against contract liabilities under “Accrued expenses and other current liabilities” related to the same customer contract and (ii) contract assets amounting to $15,998 under “Other assets” against contract liabilities under “Other liabilities” related to the same customer contract.
[2]	The Company has reclassified the deferred transition cost from “Prepaid expenses and other current assets” amounting to $65,663 and “Other assets” amounting to $73,501 to “Contract cost assets” amounting to $139,164 as a result of its adoption of ASC 606.